Provisions for employees' benefits (Details 5)		Dec. 31, 2018	Dec. 31, 2017
Bonds [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		6.50%	6.25%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate
Cost trend - Short-term rate
Cost trend - Long-term rate
Health
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		7.00%	6.50%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate
Cost trend - Short-term rate		7.00%	6.00%
Cost trend - Long-term rate		4.00%	4.00%
Education [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		6.75%	5.50%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate
Cost trend - Short-term rate		4.00%	4.00%
Cost trend - Long-term rate		4.00%	4.00%
Pension [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate		6.75%	6.50%
Salary growth rate
Expected inflation rate		3.00%	3.00%
Pension growth rate		3.00%	3.00%
Cost trend - Short-term rate
Cost trend - Long-term rate
Other benefits [Member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Discount rate	[1]	5.87%	5.51%
Salary growth rate	[1]	5.10%
Expected inflation rate	[1]	3.00%	3.00%
Pension growth rate	[1]
Cost trend - Short-term rate	[1]
Cost trend - Long-term rate	[1]
Other benefits [Member] | Top of range [member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Salary growth rate	[1]		4.75%
Other benefits [Member] | Bottom of range [member]
Disclosure of detailed information about provision for employee benefits [Line Items]
Salary growth rate	[1]	4.70%	4.25%

[1]	Weighted average discount rate.